iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.2%
Axon Enterprise, Inc.
(a)
..................... 4,298 $ 1,210,618
Boeing Co. (The)
(a)
........................ 6,651 1,181,284
General Dynamics Corp. .................... 4,209 1,261,732
General Electric Co. ....................... 7,704 1,272,238
HEICO Corp.
(b)
.......................... 2,500 554,425
HEICO Corp., Class A ...................... 4,044 710,369
Howmet Aerospace, Inc. .................... 14,653 1,240,376
Huntington Ingalls Industries, Inc. .............. 4,890 1,237,659
L3Harris Technologies, Inc. .................. 5,464 1,228,471
Lockheed Martin Corp. ..................... 2,630 1,236,994
Northrop Grumman Corp. ................... 2,610 1,176,510
RTX Corp. ............................. 11,738 1,265,474
Textron, Inc. ............................ 13,952 1,222,335
TransDigm Group, Inc. ..................... 938 1,259,950
16,058,435
a
Air Freight & Logistics  — 0.7%
CH Robinson Worldwide, Inc. ................ 14,955 1,291,663
Expeditors International of Washington, Inc. ....... 10,387 1,255,788
FedEx Corp. ............................ 4,888 1,241,357
United Parcel Service, Inc., Class B ............ 8,444 1,173,125
4,961,933
a
Automobile Components  — 0.2%
Aptiv PLC
(a)
............................. 15,016 1,250,232
a
Automobiles  — 0.7%
Ford Motor Co. .......................... 102,586 1,244,368
General Motors Co. ....................... 27,760 1,248,923
Rivian Automotive, Inc., Class A
(a)(b)
............. 122,715 1,340,048
Tesla, Inc.
(a)
............................. 6,592 1,173,903
5,007,242
a
Banks  — 2.4%
Bank of America Corp. ..................... 31,404 1,255,846
Citigroup, Inc. ........................... 19,268 1,200,589
Citizens Financial Group, Inc. ................ 34,491 1,217,187
Fifth Third Bancorp ....................... 32,994 1,234,636
First Citizens BancShares, Inc., Class A .......... 696 1,182,107
Huntington Bancshares, Inc. ................. 90,163 1,255,069
JPMorgan Chase & Co. .................... 6,205 1,257,319
KeyCorp ............................... 81,631 1,173,037
M&T Bank Corp. ......................... 8,141 1,234,176
PNC Financial Services Group, Inc. (The) ........ 7,832 1,232,679
Regions Financial Corp. .................... 63,276 1,224,391
Truist Financial Corp. ...................... 31,356 1,183,689
U.S. Bancorp ........................... 30,317 1,229,354
Wells Fargo & Co. ........................ 20,190 1,209,785
17,089,864
a
Beverages  — 1.3%
Brown-Forman Corp., Class B, NVS ............ 25,954 1,190,250
Celsius Holdings, Inc.
(a)
..................... 12,882 1,030,302
Coca-Cola Co. (The) ...................... 19,664 1,237,456
Constellation Brands, Inc., Class A ............. 4,921 1,231,382
Keurig Dr Pepper, Inc. ..................... 36,563 1,252,283
Molson Coors Beverage Co., Class B ........... 22,459 1,230,978
Monster Beverage Corp.
(a)
................... 22,871 1,187,462
PepsiCo, Inc. ........................... 6,734 1,164,309
9,524,422
a
Biotechnology  — 2.2%
AbbVie, Inc. ............................ 7,604 1,226,069
Alnylam Pharmaceuticals, Inc.
(a)
............... 8,240 1,223,063
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 3,940 $ 1,205,049
Biogen, Inc.
(a)
........................... 5,395 1,213,551
BioMarin Pharmaceutical, Inc.
(a)
............... 15,909 1,194,289
Exact Sciences Corp.
(a)
..................... 23,025 1,046,486
Gilead Sciences, Inc. ...................... 18,355 1,179,676
Incyte Corp.
(a)
........................... 21,452 1,239,711
Moderna, Inc.
(a)
.......................... 8,592 1,224,790
Neurocrine Biosciences, Inc.
(a)
................ 8,778 1,188,629
Regeneron Pharmaceuticals, Inc.
(a)
............. 1,243 1,218,339
United Therapeutics Corp.
(a)(b)
................ 4,505 1,239,461
Vertex Pharmaceuticals, Inc.
(a)
................ 2,789 1,269,943
15,669,056
a
Broadline Retail  — 0.7%
Amazon.com, Inc.
(a)
....................... 6,646 1,172,620
eBay, Inc. .............................. 23,771 1,288,864
Etsy, Inc.
(a)(b)
............................ 19,185 1,217,672
MercadoLibre, Inc.
(a)
....................... 699 1,206,180
4,885,336
a
Building Products  — 1.8%
A O Smith Corp. ......................... 14,340 1,199,398
Allegion PLC ............................ 9,996 1,217,713
Builders FirstSource, Inc.
(a)
.................. 7,364 1,184,057
Carlisle Companies, Inc. .................... 2,921 1,221,825
Carrier Global Corp. ....................... 18,695 1,181,337
Fortune Brands Innovations, Inc. .............. 17,194 1,204,612
Johnson Controls International PLC ............ 16,947 1,218,659
Lennox International, Inc. ................... 2,518 1,265,547
Masco Corp. ............................ 17,683 1,236,395
Owens Corning .......................... 6,992 1,266,041
Trane Technologies PLC .................... 3,703 1,212,584
13,408,168
a
Capital Markets  — 4.8%
Ameriprise Financial, Inc. ................... 2,844 1,241,719
Ares Management Corp., Class A .............. 8,700 1,219,479
Bank of New York Mellon Corp. (The) ........... 21,325 1,271,183
BlackRock, Inc.
(c)
......................... 1,510 1,165,765
Blackstone, Inc., NVS ...................... 9,647 1,162,464
Carlyle Group, Inc. (The) .................... 27,868 1,197,209
Cboe Global Markets, Inc. ................... 6,697 1,158,514
Charles Schwab Corp. (The) ................. 15,617 1,144,414
CME Group, Inc., Class A ................... 5,828 1,182,967
Coinbase Global, Inc., Class A
(a)(b)
.............. 5,468 1,235,331
FactSet Research Systems, Inc. ............... 2,720 1,099,587
Franklin Resources, Inc. .................... 51,870 1,224,132
Goldman Sachs Group, Inc. (The) ............. 2,658 1,213,430
Intercontinental Exchange, Inc. ............... 8,892 1,190,639
KKR & Co., Inc. .......................... 11,663 1,199,423
LPL Financial Holdings, Inc. .................. 4,578 1,310,269
MarketAxess Holdings, Inc. .................. 5,646 1,123,159
Moody's Corp. ........................... 2,965 1,177,075
Morgan Stanley .......................... 12,232 1,196,779
MSCI, Inc., Class A ....................... 2,426 1,201,307
Nasdaq, Inc. ............................ 19,688 1,162,183
Northern Trust Corp. ....................... 14,634 1,232,768
Raymond James Financial, Inc. ............... 9,969 1,223,695
Robinhood Markets, Inc., Class A
(a)(b)
............ 58,925 1,231,533
S&P Global, Inc. ......................... 2,728 1,166,247
SEI Investments Co. ....................... 17,708 1,199,009
State Street Corp. ........................ 16,016 1,210,649
T Rowe Price Group, Inc. ................... 10,500 1,237,215

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc., Class A ............... 11,110 $ 1,211,101
34,789,245
a
Chemicals  — 2.9%
Air Products and Chemicals, Inc. .............. 4,655 1,241,488
Albemarle Corp. ......................... 9,732 1,193,046
Celanese Corp. .......................... 8,016 1,218,753
CF Industries Holdings, Inc. .................. 15,763 1,256,784
Corteva, Inc. ............................ 21,745 1,216,415
Dow, Inc. .............................. 21,266 1,225,560
DuPont de Nemours, Inc. ................... 15,536 1,276,438
Eastman Chemical Co. ..................... 12,538 1,270,476
Ecolab, Inc. ............................ 5,227 1,213,709
International Flavors & Fragrances, Inc. .......... 12,597 1,211,579
Linde PLC ............................. 2,788 1,214,230
LyondellBasell Industries NV, Class A ........... 12,456 1,238,375
Mosaic Co. (The) ......................... 40,100 1,240,293
PPG Industries, Inc. ....................... 9,115 1,197,802
RPM International, Inc. ..................... 10,969 1,229,625
Sherwin-Williams Co. (The) .................. 3,962 1,203,656
Westlake Corp. .......................... 7,767 1,247,070
20,895,299
a
Commercial Services & Supplies  — 1.2%
Cintas Corp. ............................ 1,753 1,188,481
Copart, Inc.
(a)
........................... 22,425 1,189,871
Republic Services, Inc. ..................... 6,584 1,219,291
Rollins, Inc. ............................. 26,431 1,207,632
Veralto Corp. ............................ 12,374 1,219,829
Waste Connections, Inc., ADR
(b)
............... 7,418 1,218,926
Waste Management, Inc. .................... 5,903 1,243,939
8,487,969
a
Communications Equipment  — 0.8%
Arista Networks, Inc.
(a)
..................... 3,895 1,159,347
Cisco Systems, Inc. ....................... 25,891 1,203,932
F5, Inc.
(a)(b)
............................. 7,065 1,193,773
Juniper Networks, Inc. ..................... 35,757 1,275,452
Motorola Solutions, Inc. .................... 3,330 1,215,150
6,047,654
a
Construction & Engineering  — 0.5%
AECOM ............................... 13,656 1,192,715
EMCOR Group, Inc. ....................... 3,197 1,242,546
Quanta Services, Inc. ...................... 4,560 1,258,286
3,693,547
a
Construction Materials  — 0.5%
CRH PLC, ADR .......................... 15,275 1,248,884
Martin Marietta Materials, Inc. ................ 2,115 1,209,949
Vulcan Materials Co. ...................... 4,662 1,192,400
3,651,233
a
Consumer Finance  — 0.8%
Ally Financial, Inc. ........................ 31,649 1,233,362
American Express Co. ..................... 5,082 1,219,680
Capital One Financial Corp. .................. 8,834 1,215,823
Discover Financial Services .................. 9,888 1,212,862
Synchrony Financial ....................... 27,804 1,217,815
6,099,542
a
Consumer Staples Distribution & Retail  — 1.5%
Albertsons Companies, Inc., Class A ............ 61,018 1,259,412
Costco Wholesale Corp. .................... 1,543 1,249,660
Dollar General Corp. ...................... 8,648 1,183,998
Dollar Tree, Inc.
(a)
......................... 10,733 1,265,957
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The) ......................... 23,122 $ 1,210,899
Sysco Corp. ............................ 16,487 1,200,583
Target Corp. ............................ 7,936 1,239,286
Walgreens Boots Alliance, Inc. ................ 73,744 1,196,128
Walmart, Inc. ............................ 18,900 1,242,864
11,048,787
a
Containers & Packaging  — 1.2%
Amcor PLC ............................. 123,360 1,254,571
Avery Dennison Corp. ...................... 5,350 1,217,607
Ball Corp. .............................. 17,449 1,211,484
Crown Holdings, Inc. ...................... 14,374 1,210,147
International Paper Co. ..................... 29,523 1,331,192
Packaging Corp. of America ................. 6,804 1,248,466
Westrock Co. ........................... 23,514 1,261,291
8,734,758
a
Distributors  — 0.5%
Genuine Parts Co. ........................ 8,146 1,174,164
LKQ Corp. ............................. 27,826 1,197,353
Pool Corp. ............................. 3,323 1,208,077
3,579,594
a
Diversified REITs  — 0.2%
WP Carey, Inc. .......................... 13,064 1,163,306
a
Diversified Telecommunication Services  — 0.4%
AT&T, Inc. .............................. 72,084 1,313,370
Liberty Global, Ltd., Class C
(a)
................ 3,984 68,007
Verizon Communications, Inc. ................ 31,339 1,289,600
2,670,977
a
Electric Utilities  — 2.7%
Alliant Energy Corp. ....................... 23,770 1,223,917
American Electric Power Co., Inc. .............. 13,272 1,197,798
Constellation Energy Corp. .................. 5,566 1,209,213
Duke Energy Corp. ....................... 11,712 1,213,012
Edison International ....................... 16,201 1,245,047
Entergy Corp. ........................... 10,930 1,229,516
Evergy, Inc. ............................. 22,420 1,225,477
Eversource Energy ....................... 20,005 1,184,896
Exelon Corp. ............................ 31,841 1,195,630
FirstEnergy Corp. ........................ 30,580 1,231,151
NextEra Energy, Inc. ...................... 16,002 1,280,480
NRG Energy, Inc. ......................... 14,980 1,213,380
PG&E Corp. ............................ 65,745 1,218,912
PPL Corp. ............................. 41,600 1,220,128
Southern Co. (The) ....................... 15,329 1,228,466
Xcel Energy, Inc. ......................... 21,682 1,202,267
19,519,290
a
Electrical Equipment  — 1.2%
AMETEK, Inc. ........................... 7,215 1,223,520
Eaton Corp. PLC ......................... 3,685 1,226,552
Emerson Electric Co. ...................... 10,857 1,217,721
GE Vernova LLC
(a)
........................ 7,478 1,315,380
Hubbell, Inc. ............................ 3,057 1,188,837
Rockwell Automation, Inc. ................... 4,528 1,166,096
Vertiv Holdings Co., Class A ................. 12,500 1,225,875
8,563,981
a
Electronic Equipment, Instruments & Components  — 1.5%
Amphenol Corp., Class A ................... 9,269 1,226,937
CDW Corp. ............................. 5,355 1,197,485
Corning, Inc. ............................ 34,123 1,271,423
Jabil, Inc. .............................. 10,492 1,247,499

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(a)
................. 8,422 $ 1,166,279
TE Connectivity Ltd. ....................... 8,134 1,217,660
Teledyne Technologies, Inc.
(a)
................. 3,024 1,200,377
Trimble, Inc.
(a)
........................... 21,525 1,198,512
Zebra Technologies Corp., Class A
(a)
............ 3,836 1,198,136
10,924,308
a
Energy Equipment & Services  — 0.5%
Baker Hughes Co., Class A .................. 37,711 1,262,564
Halliburton Co. .......................... 33,350 1,223,945
Schlumberger Ltd. ........................ 25,639 1,176,574
3,663,083
a
Entertainment  — 1.5%
Electronic Arts, Inc. ....................... 9,552 1,269,270
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 17,024 1,262,159
Live Nation Entertainment, Inc.
(a)(b)
............. 12,091 1,133,410
Netflix, Inc.
(a)
............................ 1,900 1,219,078
ROBLOX Corp., Class A
(a)
................... 37,899 1,274,165
Roku, Inc., Class A
(a)
...................... 21,268 1,220,783
Take-Two Interactive Software, Inc.
(a)
............ 8,150 1,306,934
Walt Disney Co. (The) ..................... 11,912 1,237,776
Warner Bros Discovery, Inc., Series A
(a)
.......... 155,626 1,282,358
11,205,933
a
Financial Services  — 2.2%
Apollo Global Management, Inc. ............... 11,113 1,290,886
Berkshire Hathaway, Inc., Class B
(a)
............ 3,193 1,323,179
Block, Inc., Class A
(a)
...................... 17,344 1,111,404
Corpay, Inc.
(a)
........................... 4,583 1,226,732
Equitable Holdings, Inc. .................... 31,841 1,321,083
Fidelity National Information Services, Inc. ........ 16,059 1,218,557
Fiserv, Inc.
(a)
............................ 8,467 1,268,018
Global Payments, Inc. ..................... 11,658 1,187,367
Jack Henry & Associates, Inc. ................ 7,549 1,243,169
Mastercard, Inc., Class A .................... 2,849 1,273,702
PayPal Holdings, Inc.
(a)
..................... 19,421 1,223,329
Toast, Inc., Class A
(a)
...................... 46,814 1,134,303
Visa, Inc., Class A ........................ 4,795 1,306,446
16,128,175
a
Food Products  — 2.3%
Archer-Daniels-Midland Co. .................. 20,164 1,259,040
Bunge Global SA ......................... 12,014 1,292,586
Campbell Soup Co. ....................... 26,968 1,196,840
Conagra Brands, Inc. ...................... 40,457 1,208,855
General Mills, Inc. ........................ 17,359 1,193,431
Hershey Co. (The) ........................ 5,890 1,165,219
Hormel Foods Corp. ....................... 33,871 1,049,324
J M Smucker Co. (The) ..................... 10,966 1,224,244
Kellanova .............................. 19,872 1,199,077
Kraft Heinz Co. (The) ...................... 34,385 1,216,197
Lamb Weston Holdings, Inc. ................. 14,141 1,248,509
McCormick & Co., Inc., NVS ................. 16,640 1,201,741
Mondelez International, Inc., Class A ............ 17,258 1,182,691
Tyson Foods, Inc., Class A .................. 20,280 1,161,030
16,798,784
a
Gas Utilities  — 0.2%
Atmos Energy Corp. ....................... 10,309 1,195,019
a
Ground Transportation  — 1.4%
CSX Corp. ............................. 37,236 1,256,715
JB Hunt Transport Services, Inc. .............. 7,704 1,238,418
Knight-Swift Transportation Holdings, Inc., Class A .. 26,608 1,283,836
Security Shares Value
a
Ground Transportation (continued)
Norfolk Southern Corp. ..................... 5,480 $ 1,231,904
Old Dominion Freight Line, Inc. ............... 7,000 1,226,750
Uber Technologies, Inc.
(a)
................... 19,343 1,248,784
U-Haul Holding Co., Series N, NVS ............. 19,218 1,168,262
Union Pacific Corp. ....................... 5,238 1,219,511
9,874,180
a
Health Care Equipment & Supplies  — 3.3%
Abbott Laboratories ....................... 11,887 1,214,733
Align Technology, Inc.
(a)
..................... 4,667 1,200,399
Baxter International, Inc. .................... 35,683 1,216,433
Becton Dickinson & Co. .................... 5,236 1,214,595
Boston Scientific Corp.
(a)
.................... 16,444 1,242,673
Cooper Cos., Inc. The
(a)
.................... 12,770 1,204,339
Dexcom, Inc.
(a)
.......................... 9,433 1,120,357
Edwards Lifesciences Corp.
(a)
................ 13,605 1,182,138
GE HealthCare Technologies, Inc.
(b)
............ 15,056 1,174,368
Hologic, Inc.
(a)
........................... 16,513 1,218,329
IDEXX Laboratories, Inc.
(a)
................... 2,370 1,177,772
Insulet Corp.
(a)
........................... 6,740 1,194,261
Intuitive Surgical, Inc.
(a)
..................... 3,061 1,230,889
Medtronic PLC .......................... 14,516 1,181,167
ResMed, Inc. ........................... 5,651 1,165,971
Solventum Corp.
(a)(b)
....................... 20,093 1,192,319
STERIS PLC ............................ 5,367 1,196,197
Stryker Corp. ........................... 3,737 1,274,653
Teleflex, Inc. ............................ 5,795 1,211,561
Zimmer Biomet Holdings, Inc. ................ 10,341 1,190,766
24,003,920
a
Health Care Providers & Services  — 2.7%
Cardinal Health, Inc. ....................... 12,885 1,279,094
Cencora, Inc. ........................... 5,700 1,291,449
Centene Corp.
(a)
......................... 15,924 1,139,999
Cigna Group (The) ........................ 3,688 1,270,959
CVS Health Corp. ........................ 21,453 1,278,599
DaVita, Inc.
(a)
............................ 8,929 1,313,634
Elevance Health, Inc. ...................... 2,289 1,232,581
HCA Healthcare, Inc. ...................... 3,835 1,302,941
Henry Schein, Inc.
(a)
....................... 16,851 1,168,448
Humana, Inc. ........................... 3,471 1,243,035
Labcorp Holdings, Inc. ..................... 6,004 1,170,240
McKesson Corp. ......................... 2,246 1,279,299
Molina Healthcare, Inc.
(a)
.................... 3,621 1,139,094
Quest Diagnostics, Inc. ..................... 8,585 1,218,812
UnitedHealth Group, Inc. .................... 2,346 1,162,138
Universal Health Services, Inc., Class B ......... 6,880 1,305,824
19,796,146
a
Health Care REITs  — 0.7%
Alexandria Real Estate Equities, Inc. ............ 9,980 1,187,620
Healthpeak Properties, Inc. .................. 62,766 1,249,044
Ventas, Inc. ............................ 25,593 1,286,304
Welltower, Inc. ........................... 12,212 1,266,018
4,988,986
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)
............... 5,889 1,026,158
a
Hotel & Resort REITs  — 0.2%
Host Hotels & Resorts, Inc. .................. 67,344 1,208,151
a
Hotels, Restaurants & Leisure  — 3.3%
Airbnb, Inc., Class A
(a)
...................... 8,557 1,240,166
Booking Holdings, Inc. ..................... 323 1,219,761
Caesars Entertainment, Inc.
(a)
................ 34,584 1,229,807

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
(a)(b)
......................... 76,244 $ 1,149,760
Chipotle Mexican Grill, Inc.
(a)
................. 387 1,211,124
Darden Restaurants, Inc. ................... 8,236 1,238,612
Domino's Pizza, Inc. ....................... 2,405 1,223,135
DoorDash, Inc., Class A
(a)(b)
.................. 10,965 1,207,356
DraftKings, Inc., Class A
(a)
................... 28,466 1,000,011
Expedia Group, Inc.
(a)
...................... 11,047 1,246,764
Hilton Worldwide Holdings, Inc. ............... 6,021 1,207,813
Hyatt Hotels Corp., Class A .................. 8,239 1,215,005
Las Vegas Sands Corp. .................... 26,532 1,194,736
Marriott International, Inc., Class A ............. 5,185 1,198,616
McDonald's Corp. ........................ 4,527 1,171,995
MGM Resorts International
(a)
................. 30,231 1,214,379
Royal Caribbean Cruises Ltd.
(a)(b)
.............. 8,240 1,216,883
Starbucks Corp. .......................... 15,781 1,265,952
Wynn Resorts Ltd. ........................ 12,765 1,211,143
Yum! Brands, Inc. ........................ 8,720 1,198,390
24,061,408
a
Household Durables  — 0.8%
DR Horton, Inc. .......................... 8,227 1,215,951
Garmin Ltd. ............................. 7,266 1,190,534
Lennar Corp., Class A ...................... 7,620 1,221,867
NVR, Inc.
(a)
............................. 160 1,228,917
PulteGroup, Inc. ......................... 10,669 1,251,687
6,108,956
a
Household Products  — 0.8%
Church & Dwight Co., Inc. ................... 11,493 1,229,866
Clorox Co. (The) ......................... 9,152 1,204,037
Colgate-Palmolive Co. ..................... 13,007 1,209,131
Kimberly-Clark Corp. ...................... 9,170 1,222,361
Procter & Gamble Co. (The) ................. 7,135 1,173,993
6,039,388
a
Independent Power and Renewable Electricity Producers  — 0.4%
AES Corp. (The) ......................... 58,771 1,268,866
Vistra Corp. ............................ 13,180 1,305,874
2,574,740
a
Industrial Conglomerates  — 0.3%
3M Co. ................................ 11,966 1,198,275
Honeywell International, Inc. ................. 6,002 1,213,545
2,411,820
a
Industrial REITs  — 0.2%
Prologis, Inc. ............................ 11,098 1,226,218
a
Insurance  — 4.3%
Aflac, Inc. .............................. 15,566 1,398,916
Allstate Corp. (The) ....................... 7,395 1,238,810
American Financial Group, Inc. ............... 9,539 1,239,212
American International Group, Inc. ............. 16,206 1,277,357
Aon PLC, Class A ........................ 4,236 1,193,027
Arch Capital Group Ltd.
(a)
................... 12,336 1,266,044
Arthur J Gallagher & Co. .................... 4,833 1,224,344
Assurant, Inc. ........................... 7,205 1,249,851
Brown & Brown, Inc. ....................... 14,028 1,255,646
Chubb Ltd. ............................. 4,775 1,293,166
Cincinnati Financial Corp. ................... 10,568 1,242,586
Erie Indemnity Co., Class A, NVS .............. 3,117 1,129,694
Everest Group Ltd. ........................ 3,175 1,241,203
Fidelity National Financial, Inc. ................ 10,419 1,040,790
Hartford Financial Services Group, Inc. (The) ...... 13,375 1,383,644
Loews Corp. ............................ 17,154 1,317,427
Markel Group, Inc.
(a)
....................... 761 1,249,250
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 5,931 $ 1,231,157
MetLife, Inc. ............................ 18,828 1,362,582
Principal Financial Group, Inc. ................ 14,554 1,194,010
Progressive Corp. (The) .................... 5,928 1,251,875
Prudential Financial, Inc. .................... 11,568 1,392,209
Travelers Companies, Inc. (The) ............... 5,791 1,249,119
W R Berkley Corp. ........................ 15,806 1,280,760
Willis Towers Watson PLC ................... 4,863 1,241,475
31,444,154
a
Interactive Media & Services  — 0.8%
Alphabet, Inc., Class A
(a)
.................... 3,469 598,403
Alphabet, Inc., Class C, NVS
(a)
................ 3,397 590,942
Match Group, Inc.
(a)
....................... 41,089 1,258,556
Meta Platforms, Inc., Class A ................. 2,659 1,241,301
Pinterest, Inc., Class A
(a)
.................... 29,780 1,235,572
Snap, Inc., Class A, NVS
(a)
.................. 79,007 1,186,685
6,111,459
a
IT Services  — 2.0%
Accenture PLC, Class A .................... 3,965 1,119,280
Akamai Technologies, Inc.
(a)
.................. 12,974 1,196,722
Cloudflare, Inc., Class A
(a)
................... 16,608 1,124,195
Cognizant Technology Solutions Corp., Class A ..... 17,590 1,163,578
EPAM Systems, Inc.
(a)
...................... 6,421 1,142,488
Gartner, Inc.
(a)
........................... 2,724 1,143,181
GoDaddy, Inc., Class A
(a)
.................... 8,901 1,242,847
International Business Machines Corp. .......... 7,076 1,180,631
MongoDB, Inc., Class A
(a)(b)
.................. 3,381 798,119
Okta, Inc., Class A
(a)
....................... 12,159 1,078,260
Snowflake, Inc., Class A
(a)
................... 7,565 1,030,202
Twilio, Inc., Class A
(a)
...................... 20,378 1,169,697
VeriSign, Inc.
(a)
.......................... 6,940 1,209,781
14,598,981
a
Life Sciences Tools & Services  — 2.2%
Agilent Technologies, Inc. ................... 8,035 1,047,844
Avantor, Inc.
(a)(b)
.......................... 49,641 1,195,355
Bio-Rad Laboratories, Inc., Class A
(a)
............ 4,246 1,218,008
Bio-Techne Corp. ......................... 14,931 1,152,524
Charles River Laboratories International, Inc.
(a)
..... 5,574 1,161,845
Danaher Corp. .......................... 4,616 1,185,389
Illumina, Inc.
(a)
........................... 11,424 1,191,295
IQVIA Holdings, Inc.
(a)
...................... 5,380 1,178,704
Mettler-Toledo International, Inc.
(a)
............. 811 1,138,717
Repligen Corp.
(a)(b)
........................ 7,391 1,101,924
Revvity, Inc. ............................ 10,902 1,191,153
Thermo Fisher Scientific, Inc. ................. 2,081 1,181,966
Waters Corp.
(a)
.......................... 3,516 1,086,092
West Pharmaceutical Services, Inc. ............ 3,653 1,210,641
16,241,457
a
Machinery  — 3.3%
Caterpillar, Inc. .......................... 3,447 1,166,878
CNH Industrial N.V. ....................... 112,810 1,191,274
Cummins, Inc. ........................... 4,330 1,219,891
Deere & Co. ............................ 3,209 1,202,605
Dover Corp. ............................ 6,666 1,225,344
Fortive Corp. ............................ 15,969 1,188,732
Graco, Inc. ............................. 14,718 1,188,478
IDEX Corp. ............................. 5,640 1,176,730
Illinois Tool Works, Inc. ..................... 4,851 1,177,580
Ingersoll Rand, Inc. ....................... 12,983 1,208,068
Nordson Corp. ........................... 5,056 1,186,744
Otis Worldwide Corp. ...................... 12,379 1,227,997

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
PACCAR, Inc. ........................... 11,806 $ 1,269,145
Parker-Hannifin Corp. ...................... 2,273 1,208,145
Pentair PLC ............................ 14,775 1,202,390
Snap-on, Inc. ........................... 4,347 1,186,122
Stanley Black & Decker, Inc. ................. 14,002 1,220,554
Toro Co. (The) ........................... 14,248 1,142,547
Westinghouse Air Brake Technologies Corp. ....... 7,320 1,238,764
Xylem, Inc. ............................. 8,476 1,195,286
24,023,274
a
Media  — 1.4%
Charter Communications, Inc., Class A
(a)
......... 4,484 1,287,446
Comcast Corp., Class A .................... 31,437 1,258,423
Fox Corp., Class A, NVS .................... 24,525 844,396
Fox Corp., Class B ........................ 14,280 456,103
Interpublic Group of Companies, Inc. (The) ....... 39,247 1,231,178
Liberty Media Corp.-Liberty SiriusXM, Series C, NVS
(a)
3,436 77,860
News Corp., Class A, NVS .................. 47,117 1,281,111
Omnicom Group, Inc. ...................... 13,036 1,211,827
Paramount Global, Class B, NVS .............. 101,876 1,213,343
Sirius XM Holdings, Inc.
(b)
................... 59,379 167,449
Trade Desk, Inc. (The), Class A
(a)
.............. 12,915 1,198,254
10,227,390
a
Metals & Mining  — 1.0%
Cleveland-Cliffs, Inc.
(a)
..................... 70,409 1,216,667
Freeport-McMoRan, Inc. .................... 22,858 1,205,302
Newmont Corp. .......................... 27,920 1,170,965
Nucor Corp. ............................ 7,127 1,203,394
Reliance, Inc. ........................... 4,082 1,227,784
Steel Dynamics, Inc. ....................... 9,203 1,232,006
7,256,118
a
Mortgage REITs  — 0.2%
Annaly Capital Management, Inc. .............. 62,037 1,222,129
a
Multi-Utilities  — 1.7%
Ameren Corp. ........................... 16,390 1,202,534
CenterPoint Energy, Inc. .................... 40,682 1,241,208
CMS Energy Corp. ........................ 19,573 1,231,729
Consolidated Edison, Inc. ................... 12,788 1,209,105
Dominion Energy, Inc. ...................... 22,899 1,234,714
DTE Energy Co. ......................... 10,513 1,225,080
NiSource, Inc. ........................... 42,724 1,241,560
Public Service Enterprise Group, Inc. ........... 16,469 1,247,691
Sempra ............................... 15,533 1,196,507
WEC Energy Group, Inc. .................... 14,326 1,160,836
12,190,964
a
Office REITs  — 0.2%
Boston Properties, Inc. ..................... 19,875 1,205,816
a
Oil, Gas & Consumable Fuels  — 4.2%
APA Corp. ............................. 40,119 1,224,833
Cheniere Energy, Inc. ...................... 7,722 1,218,454
Chesapeake Energy Corp. .................. 13,715 1,247,105
Chevron Corp. ........................... 7,616 1,236,077
Chord Energy Corp. ....................... 6,867 1,273,210
ConocoPhillips .......................... 10,083 1,174,468
Coterra Energy, Inc. ....................... 44,601 1,272,021
Devon Energy Corp. ....................... 24,814 1,217,871
Diamondback Energy, Inc. ................... 6,334 1,262,113
EOG Resources, Inc. ...................... 9,401 1,170,895
EQT Corp. ............................. 30,009 1,233,070
Exxon Mobil Corp. ........................ 10,301 1,207,895
Hess Corp. ............................. 7,896 1,216,774
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp. ......................... 21,506 $ 1,187,776
Kinder Morgan, Inc., Class P ................. 63,061 1,229,059
Marathon Oil Corp. ........................ 47,090 1,363,726
Marathon Petroleum Corp. .................. 7,016 1,239,096
Occidental Petroleum Corp. .................. 19,045 1,190,312
ONEOK, Inc. ............................ 15,000 1,215,000
Ovintiv, Inc. ............................. 25,197 1,301,929
Phillips 66 .............................. 8,593 1,221,151
Targa Resources Corp. ..................... 10,572 1,249,928
Texas Pacific Land Corp. .................... 1,987 1,220,634
Valero Energy Corp. ....................... 7,638 1,200,235
Williams Companies, Inc. (The) ............... 29,873 1,240,028
30,813,660
a
Passenger Airlines  — 0.3%
Delta Air Lines, Inc. ....................... 23,831 1,215,857
Southwest Airlines Co. ..................... 44,020 1,181,497
2,397,354
a
Personal Care Products  — 0.3%
Estee Lauder Companies, Inc. (The), Class A ...... 9,257 1,141,944
Kenvue, Inc. ............................ 61,334 1,183,746
2,325,690
a
Pharmaceuticals  — 1.5%
Bristol-Myers Squibb Co. .................... 29,150 1,197,774
Catalent, Inc.
(a)(b)
......................... 22,468 1,208,554
Eli Lilly & Co. ........................... 1,548 1,269,886
Johnson & Johnson ....................... 7,975 1,169,693
Merck & Co., Inc. ......................... 9,443 1,185,474
Pfizer, Inc. ............................. 43,238 1,239,201
Royalty Pharma PLC, Class A ................ 45,458 1,246,004
Viatris, Inc. ............................. 113,507 1,203,174
Zoetis, Inc., Class A ....................... 7,128 1,208,624
10,928,384
a
Professional Services  — 2.1%
Automatic Data Processing, Inc. ............... 4,801 1,175,861
Booz Allen Hamilton Holding Corp., Class A ....... 7,985 1,215,397
Broadridge Financial Solutions, Inc. ............ 6,157 1,236,141
Dayforce, Inc.
(a)(b)
......................... 20,153 996,767
Equifax, Inc. ............................ 5,169 1,196,055
Jacobs Solutions, Inc. ...................... 8,864 1,235,110
Leidos Holdings, Inc. ...................... 8,220 1,208,751
Paychex, Inc. ........................... 9,561 1,148,850
Paycom Software, Inc. ..................... 6,847 995,006
Paylocity Holding Corp.
(a)
................... 7,133 1,014,098
SS&C Technologies Holdings, Inc. ............. 19,181 1,190,181
TransUnion ............................. 16,099 1,157,840
Verisk Analytics, Inc. ....................... 4,890 1,236,094
15,006,151
a
Real Estate Management & Development  — 0.5%
CBRE Group, Inc., Class A
(a)
................. 13,575 1,195,550
CoStar Group, Inc.
(a)
....................... 14,195 1,109,623
Zillow Group, Inc., Class C, NVS
(a)(b)
............ 29,054 1,189,762
3,494,935
a
Residential REITs  — 1.7%
American Homes 4 Rent, Class A .............. 33,554 1,209,286
AvalonBay Communities, Inc. ................ 6,212 1,196,928
Camden Property Trust ..................... 11,647 1,195,565
Equity LifeStyle Properties, Inc. ............... 18,981 1,191,437
Equity Residential ........................ 18,423 1,198,048
Essex Property Trust, Inc. ................... 4,688 1,217,896
Invitation Homes, Inc. ...................... 34,939 1,215,528

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Residential REITs (continued)
Mid-America Apartment Communities, Inc. ........ 8,995 $ 1,202,721
Sun Communities, Inc. ..................... 10,003 1,180,254
UDR, Inc. .............................. 31,129 1,202,202
12,009,865
a
Retail REITs  — 0.7%
Kimco Realty Corp. ....................... 65,140 1,261,110
Realty Income Corp. ....................... 22,066 1,170,822
Regency Centers Corp. .................... 20,600 1,264,840
Simon Property Group, Inc. .................. 8,455 1,279,326
4,976,098
a
Semiconductors & Semiconductor Equipment  — 4.0%
Advanced Micro Devices, Inc.
(a)
............... 7,483 1,248,913
Analog Devices, Inc. ....................... 5,681 1,332,138
Applied Materials, Inc. ..................... 5,594 1,203,158
Broadcom, Inc. .......................... 883 1,173,110
Enphase Energy, Inc.
(a)
..................... 11,057 1,414,190
Entegris, Inc. ............................ 9,438 1,192,491
First Solar, Inc.
(a)
......................... 5,819 1,581,371
Intel Corp. ............................. 38,795 1,196,826
KLA Corp. .............................. 1,615 1,226,641
Lam Research Corp. ...................... 1,274 1,187,929
Lattice Semiconductor Corp.
(a)
................ 16,787 1,246,267
Marvell Technology, Inc. .................... 16,842 1,158,898
Microchip Technology, Inc. ................... 12,845 1,248,919
Micron Technology, Inc. ..................... 9,688 1,211,000
Monolithic Power Systems, Inc. ............... 1,629 1,198,341
NVIDIA Corp. ........................... 1,294 1,418,651
NXP Semiconductors NV ................... 4,506 1,226,083
ON Semiconductor Corp.
(a)
.................. 16,908 1,234,960
Qorvo, Inc.
(a)
............................ 12,539 1,233,712
QUALCOMM, Inc. ........................ 6,157 1,256,336
Skyworks Solutions, Inc. .................... 13,250 1,227,745
Teradyne, Inc. ........................... 8,783 1,237,876
Texas Instruments, Inc. ..................... 6,138 1,196,971
28,852,526
a
Software  — 5.6%
Adobe, Inc.
(a)
............................ 2,547 1,132,804
ANSYS, Inc.
(a)
........................... 3,769 1,196,469
AppLovin Corp., Class A
(a)
................... 14,723 1,199,630
Aspen Technology, Inc.
(a)(b)
................... 5,592 1,177,955
Atlassian Corp., Class A
(a)
................... 6,929 1,086,883
Autodesk, Inc.
(a)
.......................... 5,290 1,066,464
Bentley Systems, Inc., Class B ................ 21,775 1,093,976
Cadence Design Systems, Inc.
(a)
.............. 4,233 1,211,950
Confluent, Inc., Class A
(a)(b)
.................. 39,148 1,016,673
Crowdstrike Holdings, Inc., Class A
(a)
............ 3,560 1,116,665
Datadog, Inc., Class A
(a)
.................... 10,093 1,112,047
DocuSign, Inc.
(a)
......................... 20,605 1,127,918
Dynatrace, Inc.
(a)
......................... 25,519 1,166,984
Fair Isaac Corp.
(a)
......................... 903 1,164,807
Fortinet, Inc.
(a)
........................... 20,068 1,190,434
Gen Digital, Inc. .......................... 49,492 1,228,886
HubSpot, Inc.
(a)
.......................... 2,027 1,238,598
Intuit, Inc. .............................. 1,820 1,049,121
Manhattan Associates, Inc.
(a)
................. 5,419 1,189,687
Microsoft Corp. .......................... 2,861 1,187,687
MicroStrategy, Inc., Class A
(a)
................. 747 1,138,794
Oracle Corp. ............................ 9,924 1,162,993
Palantir Technologies, Inc., Class A
(a)(b)
.......... 58,104 1,259,695
Palo Alto Networks, Inc.
(a)
................... 3,960 1,167,843
PTC, Inc.
(a)
............................. 6,745 1,188,739
Roper Technologies, Inc. .................... 2,275 1,212,029
Security Shares Value
a
Software (continued)
Salesforce, Inc. .......................... 4,329 $ 1,014,891
Samsara, Inc., Class A
(a)
.................... 30,198 1,024,618
ServiceNow, Inc.
(a)
........................ 1,582 1,039,263
Synopsys, Inc.
(a)
......................... 2,154 1,207,963
Tyler Technologies, Inc.
(a)
................... 2,491 1,196,577
UiPath, Inc., Class A
(a)(b)
.................... 62,037 760,574
Unity Software, Inc.
(a)(b)
..................... 59,906 1,094,483
Workday, Inc., Class A
(a)
.................... 4,755 1,005,445
Zoom Video Communications, Inc., Class A
(a)
...... 19,263 1,181,592
Zscaler, Inc.
(a)
........................... 6,984 1,187,001
40,798,138
a
Specialized REITs  — 1.8%
American Tower Corp. ..................... 6,332 1,239,426
Crown Castle, Inc. ........................ 12,201 1,250,603
Digital Realty Trust, Inc. .................... 8,569 1,245,418
Equinix, Inc. ............................ 1,550 1,182,619
Extra Space Storage, Inc. ................... 8,443 1,222,293
Gaming and Leisure Properties, Inc. ............ 26,895 1,207,585
Iron Mountain, Inc. ........................ 15,036 1,213,255
Public Storage ........................... 4,335 1,187,053
SBA Communications Corp., Class A ............ 6,167 1,212,926
VICI Properties, Inc. ....................... 41,470 1,190,604
Weyerhaeuser Co. ........................ 39,643 1,190,479
13,342,261
a
Specialty Retail  — 2.5%
AutoZone, Inc.
(a)
......................... 437 1,210,464
Bath & Body Works, Inc. .................... 24,814 1,288,839
Best Buy Co., Inc. ........................ 17,123 1,452,373
Burlington Stores, Inc.
(a)
.................... 6,501 1,560,565
CarMax, Inc.
(a)(b)
.......................... 17,126 1,203,273
Dick's Sporting Goods, Inc. .................. 6,568 1,495,140
Home Depot, Inc. (The) .................... 3,657 1,224,620
Lowe's Companies, Inc. .................... 5,481 1,212,890
O'Reilly Automotive, Inc.
(a)
................... 1,233 1,187,700
Ross Stores, Inc. ......................... 9,365 1,308,852
TJX Companies, Inc. (The) .................. 12,603 1,299,369
Tractor Supply Co. ........................ 4,343 1,239,014
Ulta Beauty, Inc.
(a)
........................ 3,216 1,270,609
Williams-Sonoma, Inc. ..................... 3,944 1,156,460
18,110,168
a
Technology Hardware, Storage & Peripherals  — 1.5%
Apple, Inc. ............................. 6,359 1,222,518
Dell Technologies, Inc., Class C ............... 8,401 1,172,444
Hewlett Packard Enterprise Co. ............... 69,802 1,232,005
HP, Inc. ............................... 37,979 1,386,233
NetApp, Inc. ............................ 10,969 1,320,997
Pure Storage, Inc., Class A
(a)
................. 20,635 1,244,084
Seagate Technology Holdings PLC ............. 13,283 1,238,507
Super Micro Computer, Inc.
(a)(b)
................ 1,374 1,077,917
Western Digital Corp.
(a)
..................... 16,717 1,258,623
11,153,328
a
Textiles, Apparel & Luxury Goods  — 0.5%
Deckers Outdoor Corp.
(a)
.................... 1,377 1,506,328
Lululemon Athletica, Inc.
(a)
................... 3,810 1,188,682
Nike, Inc., Class B ........................ 13,251 1,259,507
3,954,517
a
Tobacco  — 0.4%
Altria Group, Inc. ......................... 27,021 1,249,721
Philip Morris International, Inc. ................ 12,471 1,264,310
2,514,031
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors  — 0.8%
Fastenal Co. ............................ 18,417 $ 1,215,154
Ferguson PLC ........................... 5,830 1,199,464
United Rentals, Inc. ....................... 1,784 1,194,227
Watsco, Inc. ............................ 2,542 1,207,196
WW Grainger, Inc. ........................ 1,278 1,177,626
5,993,667
a
Water Utilities  — 0.3%
American Water Works Co., Inc. ............... 9,058 1,184,515
Essential Utilities, Inc. ...................... 31,809 1,200,153
2,384,668
a
Wireless Telecommunication Services  — 0.2%
T-Mobile U.S., Inc. ........................ 7,453 1,303,977
a
Total Long-Term Investments — 99.8%
(Cost: $636,908,120) ................................ 724,916,403
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d)(e)
...................... 17,761,912 $ 17,767,240
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 1,430,993 1,430,993
a
Total Short-Term Securities — 2.6%
(Cost: $19,190,107) ................................. 19,198,233
Total Investments — 102.4%
(Cost: $656,098,227) ................................ 744,114,636
Liabilities in Excess of Other Assets — (2.4)% ............... (17,658,294)
Net Assets — 100.0% ................................. $ 726,456,342
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,704,791 $ 4,063,367
(a)
$ — $ (918) $ — $ 17,767,240 17,761,912 $ 220,200
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 828,406 602,587
(a)
— — — 1,430,993 1,430,993 42,645 —
BlackRock, Inc. ... 901,595 371,368 (197,140) 42,623 47,319 1,165,765 1,510 20,430 —
$ 41,705 $ 47,319
$ 20,363,998
$ 283,275 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 3  06/21/24 $ 794  $ 1,867
E-Mini S&P MidCap 400 Index ............................................................. 4  06/21/24 1,197  2,839
$ 4,706

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
MSCI USA Equal Weighted ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 724,916,403 $ — $ — $ 724,916,403
Short-Term Securities
Money Market Funds ...................................... 19,198,233 — — 19,198,233
$ 744,114,636 $ — $ — $ 744,114,636
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,706 $ — $ — $ 4,706
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust